Organization and Principal Activities (Details) - Schedule of consolidated financial statements	12 Months Ended
Jun. 30, 2022
BTB [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Nov. 28, 2011
Place of Incorporation	BVI
Percentage of Ownership	Parent
Principal Activities	Investment holding
Bit Brother New York Inc. (“BTB NY”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	May 22, 2018
Place of Incorporation	USA
Percentage of Ownership	100% owned by BTB
Principal Activities	Investment holding
Bitmine Inc. (“Bitmine”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Nov. 29, 2021
Place of Incorporation	USA
Percentage of Ownership	100% owned by BTB
Principal Activities	Blockchain business
NTH Holdings Limited (“MYT BVI”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Aug. 28, 2018
Place of Incorporation	BVI
Percentage of Ownership	100% owned by BTB
Principal Activities	Investment holding
BTB Limited (“BTB HK”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Jul. 10, 2020
Place of Incorporation	Hong Kong
Percentage of Ownership	100% owned by BTB NY
Principal Activities	Investment holding
Tea Language Group Limited (“MYT HK”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Sep. 11, 2018
Place of Incorporation	Hong Kong
Percentage of Ownership	100% owned by MYT BVI
Principal Activities	Investment holding
BTBox [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Nov. 01, 2021
Place of Incorporation	PRC
Percentage of Ownership	100% owned by BTB HK
Principal Activities	Blockchain business
BTB Investment [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	May 25, 2021
Place of Incorporation	PRC
Percentage of Ownership	100% owned by BTB HK
Principal Activities	Blockchain business
Hunan Yitai [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Dec. 20, 2021
Place of Incorporation	PRC
Percentage of Ownership	100% owned by BTB Investment
Principal Activities	Blockchain business
Hunan Box [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Sep. 22, 2021
Place of Incorporation	PRC
Percentage of Ownership	99% owned by BTB Investment
Principal Activities	Blockchain business
Hunan MBox [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Apr. 11, 2022
Place of Incorporation	PRC
Percentage of Ownership	100% owned by BTB Investment
Principal Activities	Blockchain business
Hunan Yitai Continental Digital Technology Co., Ltd. (“Hunan Yi Tai Digital”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Dec. 30, 2021
Place of Incorporation	PRC
Percentage of Ownership	100% owned by Hunan Yitai
Principal Activities	Blockchain business
Shanghai MYT [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Oct. 19, 2019
Place of Incorporation	PRC
Percentage of Ownership	100% owned by MYT HK
Principal Activities	Investment holding
BTB Qingdao [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Mar. 22, 2021
Place of Incorporation	PRC
Percentage of Ownership	100% owned by MYT HK
Principal Activities	Investment holding
BTB Hunan [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	May 13, 2021
Place of Incorporation	PRC
Percentage of Ownership	VIE
Principal Activities	Blockchain business
Hunan MYT [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Oct. 17, 2018
Place of Incorporation	PRC
Percentage of Ownership	VIE
Principal Activities	Provision of high-quality tea beverages in its tea shop chain
39Pu [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Apr. 14, 2011	[1]
Place of Incorporation	PRC	[1]
Percentage of Ownership	VIE	[1]
Principal Activities	Dark tea distribution	[1]
BTB Hunan Digital [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	May 20, 2021
Place of Incorporation	PRC
Percentage of Ownership	100% owned by BTB Hunan
Principal Activities	Blockchain business
Changsha Kaidian Daren Food Trading Co., Ltd. (“Kaidiandaren”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	May 27, 2014
Place of Incorporation	PRC
Percentage of Ownership	51% owned by Hunan MYT
Principal Activities	Provision of high-quality tea beverages in its tea shop chain
Hunan Chuangyeying Brand Management Co., Ltd. (“Chuangyeying”) [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Incorporation	Dec. 13, 2013
Place of Incorporation	PRC
Percentage of Ownership	51% owned by Hunan MYT
Principal Activities	Provision of high-quality tea beverages in its tea shop chain

[1]	On August 4, 2022, the Company closed termination of VIE agreements with 51% equity owners of 39Pu. According to ASC 205-20, 39Pu was presented as a discontinued operation in the consolidated financial statements.